Schedule of Basic and Diluted Net Income (loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Basic:
Net loss	$ (6,159)	$ (8,465)	$ (11,255)	$ (4,497)
Accretion to redemption value of redeemable convertible preferred stock	(9,289)	(9,465)	(12,644)	(12,609)
Reduction in redeemable convertible preferred stock distribution entitlement upon extinguishment	313,933
Amounts allocated to participating redeemable convertible preferred stock	(282,006)
Net loss attributable to stockholders	16,478	(17,930)	(23,899)	(17,106)
Weighted average number of common stock shares outstanding	38,027	5,787	5,788	5,773
Net income (loss) per share-basic:	$ 433.33	$ (3,098.31)	$ (4,128.71)	$ (2,963.11)
Diluted:
Net loss attributable to stockholders	16,478	(17,930)	(23,899)	(17,106)
Adjustments from assumed conversion of redeemable convertible preferred Stock	(22,637)
Net loss allocated to common stock-diluted	$ (6,159)	$ (17,930)	$ (23,899)	$ (17,106)
Total common stock shares equivalents	688,825	5,787	5,788	5,773
Net loss per share-diluted:	$ (8.94)	$ (3,098.31)	$ (4,128.71)	$ (2,963.11)
Common Stock
Diluted:
Total common stock shares equivalents	38,027	5,787	5,788	5,773
Preferred Stock
Diluted:
Total common stock shares equivalents	650,798